TAXES (Tables)	6 Months Ended
Jul. 02, 2021
Income Tax [Abstract]
Disclosure of income tax expense	The following table summarises the major components of income tax expense for the periods presented:

	2 July 2021	26 June 2020
	€ million	€ million
Current income tax:
Current income tax charge	125	74
Adjustment in respect of current income tax from prior periods	(13)	5
Total current tax	112	79
Deferred tax:
Relating to the origination and reversal of temporary differences	(25)	(24)
Adjustment in respect of deferred income tax from prior periods	4	(7)
Relating to changes in tax rates or the imposition of new taxes	118	37
Total deferred tax	97	6
Income tax charge per the Consolidated Income Statement	209	85